UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: March 31, 2010"
Check here if Amendment 	  ]; Amendment number:
This Amendment (Check only one.): 	  ] is a restatement.
	  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY 05/14/10"

Report Type (Check only one.):

	 X] 13F HOLDINGS REPORT.
	  ] 13F NOTICE.
	  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 32

"Form 13F Information Table Value Total: $137,410"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
BANCO SANTANDER (BRA 	ADS REP 1 UNIT	05967A107	" 5,377 "				DEFINED	"1,2"	"432,569"
CANADIAN SOLAR I 	COM	136635109	 860 				DEFINED	"1,2"	"35,362"
CHANGYOU.COM LTD-ADR 	ADS REP CL A	15911M107	 792 				DEFINED	"1,2"	"25,700"
COOPER TIRE & RUBBER 	COM	216831107	" 2,960 "				DEFINED	"1,2"	"155,629"
CORNING INC 	COM	219350105	" 4,101 "				DEFINED	"1,2"	"202,919"
DANA HOLDING CORP 	COM	235825205	" 2,022 "				DEFINED	"1,2"	"170,179"
DELL INC 	COM	24702R101	" 3,809 "				DEFINED	"1,2"	"253,614"
FOMENTO ECONOMICO ME 	SPON ADR UNITS	344419106	" 8,988 "				DEFINED	"1,2"	"189,098"
FORD MOTOR CO 	COM	345370134	" 1,590 "				DEFINED	"1,2"	"328,600"
GRAVITY CO LTD 	SPONSORED ADR	38911N107	" 1,525 "				DEFINED	"1,2"	"837,895"
IFM INVESTMENTS 	ADS	45172L100	 987 				DEFINED	"1,2"	"141,000"
INTEL CORP 	COM	458140100	" 3,390 "				DEFINED	"1,2"	"152,108"
JA SOLAR HOLDINGS CO 	SPON ADR	466090107	" 2,552 "				DEFINED	"1,2"	"456,532"
KOREA ELECTRIC POWER 	SPONSORED ADR	500631106	" 3,250 "				DEFINED	"1,2"	"200,150"
LDK SOLAR CO LTD 	SPONSORED ADR	50183L107	" 5,300 "				DEFINED	"1,2"	"807,942"
LEAR CORP 	COM NEW	521865204	" 2,209 "				DEFINED	"1,2"	"27,843"
MELCO PBL ENTERTAINM 	ADR	585464100	" 1,149 "				DEFINED	"1,2"	"239,400"
MICRON TECHNOLOGY IN 	COM	595112103	" 3,567 "				DEFINED	"1,2"	"344,016"
MICROSOFT CORP 	COM	594918104	" 3,714 "				DEFINED	"1,2"	"126,807"
NETEASE.COM 	SPONSORED ADR	64110W102	 637 				DEFINED	"1,2"	"17,945"
PETROLEO BRASILEIRO  	SPONSORED ADR	71654V408	" 16,002 "				DEFINED	"1,2"	"359,601"
RENESOLA LTD 	SPONS ADS	75971T103	" 2,645 "				DEFINED	"1,2"	"446,800"
S&P 500 INDEX 	UNIT SER 1 S&P	78462F103	 704 				DEFINED	"1,2"	"6,021"
SANDISK CORP 	COM	80004C101	" 1,903 "				DEFINED	"1,2"	"54,939"
SEAGATE TECH 	SHS	G7945J104	" 4,128 "				DEFINED	"1,2"	"226,063"
SHANDA GAMES LTD 	SP ADR REPTG A	81941U105	 412 				DEFINED	"1,2"	"57,307"
SPDR GOLD TRUST 	GOLD SHS	78463V107	" 26,091 "				DEFINED	"1,2"	"239,475"
TAIWAN SEMICONDUCTOR 	SPONSORED ADR	874039100	 362 				DEFINED	"1,2"	"34,475"
TELE NORTE LESTE PAR 	SPON ADR PFD	879246106	" 9,890 "				DEFINED	"1,2"	"560,000"
TIM PARTICIPACOES SA 	SPON ADR PFD	88706P106	" 7,890 "				DEFINED	"1,2"	"284,237"
TRINA SOLAR LTD 	SPON ADR	89628E104	 776 				DEFINED	"1,2"	"31,800"
VIMPEL-COMMUNICATION 	SPONSORED ADR	92719A106	" 7,828 "				DEFINED	"1,2"	"425,219"


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